Property, plant and equipment (Details) SFr in Thousands	6 Months Ended
Jun. 30, 2023 CHF (SFr)
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 4,259
Property, plant and equipment, end of period	3,760
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	13,602
Additions	355
Disposals	(31)
Property, plant and equipment, end of period	13,926
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(9,343)
Disposals	19
Depreciation expense	(842)
Property, plant and equipment, end of period	(10,166)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	126
Property, plant and equipment, end of period	105
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	285
Additions	6
Property, plant and equipment, end of period	291
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(159)
Depreciation expense	(27)
Property, plant and equipment, end of period	(186)
IT and laboratory equipment | Acquisition Cost
Property, plant and equipment:
Additions	SFr 300
Percentage of increase in equipment	3.00%
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 310
Property, plant and equipment, end of period	334
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,909
Additions	160
Disposals	(19)
Property, plant and equipment, end of period	2,050
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,599)
Disposals	19
Depreciation expense	(136)
Property, plant and equipment, end of period	(1,716)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,748
Property, plant and equipment, end of period	2,390
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	9,765
Additions	189
Property, plant and equipment, end of period	9,954
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(7,017)
Depreciation expense	(547)
Property, plant and equipment, end of period	(7,564)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,072
Property, plant and equipment, end of period	931
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,640
Disposals	(12)
Transfers	3
Property, plant and equipment, end of period	1,631
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(568)
Depreciation expense	(132)
Property, plant and equipment, end of period	(700)
Assets under construction
Property, plant and equipment:
Property, plant and equipment, beginning of period	3
Assets under construction | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	3
Transfers	SFr (3)